[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22202

MORGAN STANLEY FRONTIER EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (90.1%)
Argentina (7.8%)
Commercial Banks
Banco Macro S.A. ADR	99,200	$2,828
BBVA Banco Frances S.A. ADR	231,827	1,472
		4,300
Diversified Telecommunication Services
Telecom Argentina S.A. ADR (a)	159,200	2,681
		6,981
Bangladesh (6.9%)
Commercial Banks
Brac Bank Ltd. (a)	161,650	1,895
Prime Bank Ltd. (a)	114,132	1,121
		3,016
Pharmaceuticals
Renata Ltd.	8,476	1,593

Textiles, Apparel & Luxury Goods
Apex Adelchi Footwear Ltd.	34,750	1,517
		6,126
Canada (1.5%)
Oil, Gas & Consumable Fuels
Uranium One, Inc. (a)	429,510	1,330

Croatia (1.3%)
Diversified Telecommunication Services
Hrvatski Telekom d.d.	21,200	1,202

Estonia (0.5%)
Hotels, Restaurants & Leisure
Olympic Entertainment Group AS (a)	244,271	447

Greece (1.0%)
Diversified Telecommunication Services
Hellenic Telecommunications Organization S.A.	63,878	871

Kazakhstan (5.2%)
Metals & Mining
Eurasian Natural Resources Corp.	184,673	2,642

Oil, Gas & Consumable Fuels
KazMunaiGas Exploration Production GDR	80,131	2,029
		4,671
Kenya (5.6%)
Beverages
East African Breweries Ltd.	1,733,032	3,422

Commercial Banks
Barclays Bank of Kenya Ltd.	1,540,466	1,000

Wireless Telecommunication Services
Safaricom Ltd.	8,939,400	618
		5,040
Kuwait (8.3%)
Commercial Banks
Burgan Bank (a)	1,514,900	1,663
National Bank of Kuwait	804,320	2,966
		4,629
Diversified Financial Services
Kuwait Investment Projects Co. Holdings	562,700	922

Diversified Telecommunication Services
National Mobile Telecommunication Co. KSC	349,100	1,847
		7,398
Lebanon (3.9%)
Commercial Banks
BLOM Bank SAL GDR	25,398	2,258

Real Estate Management and Development
Solidere GDR	57,223	1,235
		3,493
Nigeria (11.1%)
Beverages
Nigerian Breweries plc	3,248,273	1,165

Commercial Banks
Access Bank plc	24,034,800	1,311
First Bank of Nigeria plc	9,261,511	903
Guaranty Trust Bank plc	13,519,624	1,594
United Bank for Africa plc (a)	25,556,361	2,108
		5,916
Oil, Gas & Consumable Fuels
Oando plc	4,575,700	2,849
		9,930
Oman (2.4%)
Commercial Banks
Bank Muscat SAOG	905,300	2,158

Pakistan (3.0%)
Commercial Banks
MCB Bank Ltd.	689,000	1,736
United Bank Ltd./Pakistan	1,298,156	980
		2,716
Qatar (11.7%)
Commercial Banks
Doha Bank QSC	175,624	2,273
Qatar National Bank SAQ	29,850	1,197
		3,470
Industrial Conglomerates
Industries Qatar	65,200	1,861

Insurance
Qatar Insurance Co.	35,433	535

Multi-Utilities
Qatar Electricity & Water Co.	57,148	1,557

Oil, Gas & Consumable Fuels
Gulf International Services OSC	342,980	3,003
		10,426
Romania (1.4%)
Commercial Banks
BRD-Groupe Societe Generale	253,675	1,252

Serbia (3.4%)
Commercial Banks
Komercijalna Banka AD Beograd (a)	2,600	1,097

Industrial Conglomerates
Imlek AD Beograd (a)	93,067	1,905
		3,002
Slovenia (3.3%)
Pharmaceuticals
Krka d.d. Novo mesto	32,000	2,936

South Africa (1.6%)
Wireless Telecommunication Services
MTN Group Ltd.	98,900	1,409

Sri Lanka (1.3%)
Commercial Banks
Commercial Bank of Ceylon plc	681,018	1,130

Tunisia (1.6%)
Commercial Banks
Banque International Arabe de Tunise	26,049	1,421

United Arab Emirates (7.3%)
Air Freight & Logistics
Aramex Co. (a)	4,135,100	1,773

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

		Value
	Shares	(000)
United Arab Emirates (cont’d)
Airlines
Air Arabia	3,032,812	$735

Commercial Banks
Bank of Sharjah	1,764,584	958
National Bank of Abu Dhabi PJSC	390,770	1,193
		2,151
Transportation
DP World Ltd.	3,661,354	1,827
		6,486
TOTAL COMMON STOCKS (Cost $80,131)		80,425

	Shares
PARTICIPATION NOTE (1.6%)
Saudi Arabia (1.6%)
Food & Staples Retailing
Abdullah Al Othaim, matures 9/5/11 (a) (Cost $1,038)	97,565	1,454

PREFERRED STOCK (1.5%)
Croatia (1.5%)
Tobacco
Adris Grupa d.d. (Convertible) (Cost $1,837)	25,300	1,371

No. of
Rights
RIGHTS(0.0%)
Nigeria (0.0%)
Oil, Gas & Consumable Fuels
Oando plc, expires 2/19/10 (a) (Cost $—)	1,525,233	—

	No. of
	Warrants
WARRANTS (4.0%)
Saudi Arabia (4.0%)
Commercial Banks
Riyadh Bank, expires 2/29/12 (a)	133,151	1,014
Saudi British Bank, expires 12/20/12 (a)	93,050	1,195
		2,209
Food & Staples Retailing
Abdullah Al Othaim Markets, expires 12/3/12 (a)	15,258	227

Industrial Conglomerates
Savola Group, expires 3/16/12 (a)	125,582	1,100
		3,536
TOTAL WARRANTS (Cost $2,882)		3,536

	Shares
SHORT-TERM INVESTMENT (1.0%)
United States (1.0%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(b) (Cost $905)	904,503	905
TOTAL INVESTMENTS (98.2%) (Cost $86,793) +(c)		$87,691
OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)		1,605
NET ASSETS (100%)		$89,296

(a)                        Non-income producing security.

(b)                       The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended January 31, 2010, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended January 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $7,574,000 and $7,586,000, respectively.

(c)                        The approximate market value and percentage of total investments, $73,485,000 and 83.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+                               At January 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $86,793,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $898,000 of which $14,561,000 related to appreciated securities and $13,663,000 related to depreciated securities.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
KES	5,694	$75	2/1/10	USD	75	$75	$—	@
KES	7,454	98	2/1/10	USD	98	98	—	@
USD	85	85	2/1/10	EUR	61	84	(1)
USD	35	35	2/2/10	EUR	25	35	—	@
USD	59	59	2/1/10	NGN	8,850	59	—	@
USD	64	64	2/2/10	NGN	9,680	64	—	@
		$416				$415	$(1)

EUR	—	Euro
KES	—	Kenya Shilling
NGN	—	Nigerian Naira
USD	—	United States Dollar

@	Value is less than $500.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,773		$—	$1,773
Airlines	—	735		—	735
Beverages	—	4,587		—	4,587
Commercial Banks	4,300	32,214		—	36,514
Diversified Financial Services	—	922		—	922
Diversified Telecommunication Services	2,681	3,920		—	6,601
Hotels, Restaurants & Leisure	—	447		—	447
Industrial Conglomerates	—	3,766		—	3,766
Insurance	—	535		—	535
Metals & Mining	—	2,642		—	2,642
Multi-Utilities	—	1,557		—	1,557
Oil, Gas & Consumable Fuels	1,330	7,881		—	9,211
Pharmaceuticals	—	4,529		—	4,529
Real Estate Management and Development	—	1,235		—	1,235
Textiles, Apparel & Luxury Goods	—	1,517		—	1,517
Transportation	—	1,827		—	1,827
Wireless Telecommunication Services	—	2,027		—	2,027
Total Common Stocks	8,311	72,114		—	80,425
Participation Note
Food & Staples Retailing	—	1,454		—	1,454
Preferred Stock
Tobacco	—	1,371		—	1,371
Rights
Oil, Gas & Consumable Fuels	—	—	**	—	—	**
Short-Term Investment
Investment Company	905	—		—	905
Warrants	—	3,536		—	3,536
Total Assets	9,216	78,475		—	87,691
Liabilities:
Foreign Currency Exchange Contracts	—	1		—	1
Total Liabilities	—	1		—	1
Total	$9,216	$78,474		$—	$87,690

** Includes a security which is valued at zero.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2010 (unaudited)

Notes to Portfolio of Investments

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Frontier Emerging Markets Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	March 23, 2010